SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7:	SHAREHOLDERS' EQUITY

a.	Ordinary shares

The ordinary shares of the Company entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company and to receive dividends, if declared.

b.	Stock Options and RSUs plans

In 2003, the Company adopted a share option plan which has been extended or replaced from time to time. To date, the plan that is currently in effect is the Amended and Restated Share Option and RSU Plan as amended on August 10, 2014 (the “Plan”). Under the Plan, options and RSUs may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years, subject to certain exceptions. The options expire between six to ten years from the date of grant. The Plan expires in December 2023. The Company needs to reserve, and the Board of Directors has reserved, sufficient authorized but unissued Shares for purposes of the Plan subject to adjustments as provided in the Plan. Since the last amendment in 2014, the Company has reserved 14,957,511 units under the Plan. As of June 30, 2023, an aggregate of 734,418 ordinary shares were available for future grants under the plan.

The following table summarizes the activities for the Company’s stock options for the six months ended June 30, 2023:

	Six months ended June 30, 2023
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	5,305,732	$2.95	3.83	$19
Granted	607,478	1.93
Exercised	(17,915)	1.70
Forfeited or expired	(644,249)	3.06

Outstanding at end of the period	5,251,046	2.82	3.58	$153

Options exercisable at end of the period	2,725,843	$2.94	2.52	$17

Vested and expected to vest	3,933,732	$2.87	3.19	$76

The weighted average fair value of options granted during the six months ended June 30, 2022 and 2023 was $ 1.00 and $ 1.06, respectively.

The intrinsic value of options exercised during the six months ended June 30, 2022 and 2023 was $ 62 and $ 43, respectively.

The following table summarizes the activities for the Company’s RSUs for the six months ended June 30, 2023:

	Number of RSUs	Weighted average fair value

Unvested at beginning of year	2,108,339
Granted	429,620	$1.88
Vested	(20,656)
Forfeited	(159,303)

Unvested at end of period	$2,358,000

As of June 30, 2023, the total unrecognized estimated compensation cost related to non-vested stock options and RSUs granted prior to that date was $ 4,121, which is expected to be recognized over a weighted average period of approximately one year.

The following table sets forth the total share-based compensation expenses included in the interim consolidated statements of operations for the six months ended June 30, 2022 and 2023:

	Six months ended June 30,
	2022	2023
	Unaudited

Cost of revenues	257	226
Research and development	20	477
Sales and Marketing	579	738
General and administrative	579	536

Total share-based compensation expense	$1,435	$1,977